Stockholders' Equity Note Disclosure	3 Months Ended
Sep. 30, 2014
Notes
Stockholders' Equity Note Disclosure

NOTE 3  - STOCKHOLDERS’ DEFICIENCY

The Company has authorized an unlimited number of shares of common stock, no par value, of which 100,190,858 shares are outstanding, and an unlimited number of shares of preferred stock, no par value. The preferred stock may be issued with such rights, preferences and designation and to be issued in such series as determined by the Board of Directors. No shares of preferred stock are issued and outstanding at June 30, 2014.